Derivative financial instruments (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 23, 2020 shares	Oct. 08, 2020 $ / shares shares	Sep. 30, 2020 shares	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of derivative financial instruments [text block] [Abstract]
Line of credit derivative (in Pesos) | $				$ 400,000
TIIE rate				4.49%	7.55%
Loss of derivative financial instruments (in Pesos) | $				$ 287,985	$ 15,680
Derivative financial instruments warrant description				As part of the merger with DD3 as disclosed in Note 1.c, Betterware assumed an obligation that allowed existing warrant holders to purchase (i) a total of 5,804,125 Betterware shares subject to exercise as of April 12, 2020 at a price of is US$ 11.50 per share that would expire on or before March 25, 2025 at the time of redemption or settlement, and (ii) the option to purchase 250,000 units that automatically became an option to issue 250,000 Betterware shares and warrants to buy 250,000 additional Betterware shares. The Company registered the warrants to be traded on OTC Markets, which had an observable fair value. During July and August 2020, the Group repurchased 1,573,88 warrants. From August 18th to October 7, 2020, 895,597 warrants were exchanged for 621,098 shares, of which, 462,130 warrants were settled on a cash basis by exchanging 1 warrant for 1 share at a price of US$ 11.44 for share, which resulted in receiving cash by an amount of Ps. 116,419. The remaining 433,467 warrants were exchanged on a cashless basis by exchanging 1 warrant for 0.37 shares.
Issuance of betterware shares			214,020
Derivative price (in Dollars per share) | $ / shares		$ 18.00
Warrant exchange		3,087,022
Warrant share		1,142,325
Public warrant not exercised		8,493
Price per warrant (in Dollars per share) | $ / shares		$ 0.01
Private warrant exercised	239,125
Exchange for Shares	156,505
Fair value warrant recognised (in Pesos) | $				$ 851,520